Cover	Aug. 19, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 19, 2025
Entity File Number	000-54457
Entity Registrant Name	Eco Bright Future Inc.
Entity Central Index Key	0001919182
Entity Tax Identification Number	87-2595314
Entity Incorporation, State or Country Code	WY
City Area Code	(727)
Local Phone Number	692-3348
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false